DISCONTINUED OPERATION (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of Sales
Loss before taxation	$ (5,878)	$ (5,589)
Tanker business [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	52,980	68,535
Cost of Sales
Voyage expenses	(421)	(1,601)
Vessel operating costs	(1,942)	(9,509)
Charter hire costs	0	(3,851)
Depreciation of ships, drydocking and plant and equipment– owned assets	0	(1,846)
Depreciation of ships and ship equipment – right-of-use assets	0	(1,739)
Other expenses	(61)	(582)
Cost of ship sale	(50,580)	(38,356)
Gross (loss) profit	(24)	11,051
Other operating expense	(2,986)	(13,264)
Administrative expense	(2,253)	(3,173)
Share of (losses) profit of joint ventures	(1)	1,531
Interest income	35	98
Interest expense	(649)	(1,832)
Income tax benefit (expense)	2,713	(534)
Net loss attributable to discontinued operation (attributable to the owners of the Company)	$ (3,165)	$ (6,123)